Capital structure and financial items - Borrowings - Reconciliation of Liabilities Arising from Financing Activities (Details) kr in Millions	12 Months Ended
Dec. 31, 2019 DKK (kr)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	kr 640
Disposals	(57)
Exchange rates	71
Other	12
Borrowings, Beginning of the year	4,503
Cash flows	(686)
Borrowings, End of the year	4,483
Liabilities arising from financing activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	4,494
Cash flows	(741)
Additions	640
Disposals	(57)
Exchange rates	71
Other	12
End of the year	4,419
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	3,988
Cash flows	(822)
Additions	640
Disposals	(57)
Exchange rates	63
Other	12
End of the year	3,824
Bank overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	506
Cash flows	81
Additions	0
Disposals	0
Exchange rates	8
Other	0
End of the year	595
Bank Overdrafts, Liabilities Not Arising From Financing Activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, Beginning of the year	9
Bank overdrafts, cash flows	55
Borrowings, End of the year	kr 64